Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, Net
	As of August 31,
	2021	2022
	RMB	RMB
Buildings	298,260	254,428
Leasehold improvement	362,341	336,450
Motor vehicles	1,526	1,839
Electronic equipment	55,304	58,425
Office equipment	123,161	125,630
Furniture and other equipment	56,342	60,017
Others	57,006	65,235
Less: accumulated depreciation	(469,011)	(531,195)
Construction in progress	34,523	22,448
Property and equipment, net	519,452	393,277